INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax assets on unrecognized temporary differences (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	R$ 9,432,484	R$ 9,438,150
Provisions for litigation
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	4,161,912	6,817,900
Estimated credit losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	2,229,934	1,601,221
Impairment
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	557,545
Provisions for fair value derivatives
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	433,647	205,708
Actuarial provision
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	343,807	244,336
Provisions for operating losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	142,021
Passive exchange rate variations
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	67,044	127,256
Others
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	R$ 1,496,574	R$ 441,729